Financial Assets At Amortized Cost - Disclosure of Carrying Amount of Financial Assets at Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	¥ 1,499,000
Ending balance	0	¥ 1,499,000
Gross carrying amount [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	2,876,364	2,888,532	¥ 4,568,767
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(1,499,778)	(12,168)	(1,680,235)
Ending balance	1,376,586	2,876,364	2,888,532
Gross carrying amount [member] | Stage 1 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	1,499,778	1,518,147	3,162,294
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	(1,499,778)	(18,369)	(1,644,147)
Ending balance	0	1,499,778	1,518,147
Gross carrying amount [member] | Stage 3 [member]
Disclosure of carrying amount of financial assets at amortized cost [Line Items]
Beginning balance	1,376,586	1,370,385	1,406,473
Financial assets derecognized and other adjustments in the current period (including repayments of financial assets)	0	6,201	(36,088)
Ending balance	¥ 1,376,586	¥ 1,376,586	¥ 1,370,385